Schedule of Investments(a)
November 30, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–120.02%(b)
Advertising–0.64%
Lamar Media Corp., 3.63%, 01/15/2031	$624,000	$597,948
Aerospace & Defense–0.67%
TransDigm UK Holdings PLC, 6.88%, 05/15/2026	351,000	367,418
TransDigm, Inc., 6.25%, 03/15/2026(c)	256,000	265,969
		633,387
Airlines–3.34%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 04/20/2026(c)	1,554,000	1,590,379
5.75%, 04/20/2029(c)	271,000	283,195
Delta Air Lines, Inc., 7.00%, 05/01/2025(c)	536,000	616,202
United Airlines, Inc., 4.38%, 04/15/2026(c)	640,000	643,792
		3,133,568
Alternative Carriers–0.62%
Lumen Technologies, Inc., Series P, 7.60%, 09/15/2039	547,000	586,499
Apparel Retail–1.33%
Bath & Body Works, Inc.,
6.88%, 11/01/2035	420,000	505,161
6.75%, 07/01/2036	104,000	124,494
Gap, Inc. (The), 3.63%, 10/01/2029(c)	645,000	618,162
		1,247,817
Apparel, Accessories & Luxury Goods–0.41%
Kontoor Brands, Inc., 4.13%, 11/15/2029(c)	389,000	388,627
Auto Parts & Equipment–1.95%
Clarios Global L.P., 6.75%, 05/15/2025(c)	149,000	155,813
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(c)	412,000	434,190
Dana, Inc.,
5.38%, 11/15/2027	357,000	373,477
5.63%, 06/15/2028	238,000	250,893
NESCO Holdings II, Inc., 5.50%, 04/15/2029(c)	612,000	622,068
		1,836,441
Automobile Manufacturers–5.65%
Allison Transmission, Inc.,
4.75%, 10/01/2027(c)	657,000	679,686
3.75%, 01/30/2031(c)	924,000	884,730
Ford Motor Co., 4.75%, 01/15/2043	327,000	350,520
	Principal Amount	Value
Automobile Manufacturers–(continued)
Ford Motor Credit Co. LLC,
5.13%, 06/16/2025	$204,000	$220,793
3.38%, 11/13/2025	250,000	255,670
4.39%, 01/08/2026	299,000	316,351
5.11%, 05/03/2029	855,000	947,810
4.00%, 11/13/2030	904,000	949,616
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(c)	674,000	698,318
		5,303,494
Automotive Retail–4.95%
Asbury Automotive Group, Inc.,
4.50%, 03/01/2028	161,000	161,680
4.63%, 11/15/2029(c)	773,000	779,091
Group 1 Automotive, Inc., 4.00%, 08/15/2028(c)	1,243,000	1,231,832
LCM Investments Holdings II LLC, 4.88%, 05/01/2029(c)	1,222,000	1,219,513
Lithia Motors, Inc., 3.88%, 06/01/2029(c)	624,000	632,474
Sonic Automotive, Inc., 4.63%, 11/15/2029(c)	630,000	621,394
		4,645,984
Broadcasting–0.67%
Gray Television, Inc., 7.00%, 05/15/2027(c)	589,000	625,592
Building Products–0.66%
Standard Industries, Inc., 5.00%, 02/15/2027(c)	605,000	621,137
Cable & Satellite–9.91%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 02/01/2028(c)	1,240,000	1,279,333
4.50%, 08/15/2030(c)	1,807,000	1,824,528
4.25%, 01/15/2034(c)	292,000	281,396
CSC Holdings LLC,
6.50%, 02/01/2029(c)	922,000	976,048
5.75%, 01/15/2030(c)	946,000	927,922
4.50%, 11/15/2031(c)	314,000	304,402
5.00%, 11/15/2031(c)	200,000	187,353
DISH DBS Corp., 7.38%, 07/01/2028	350,000	343,646
DISH Network Corp., Conv., 3.38%, 08/15/2026	787,000	727,386
Gray Escrow II, Inc., 5.38%, 11/15/2031(c)	635,000	637,572
Sirius XM Radio, Inc.,
3.13%, 09/01/2026(c)	749,000	739,061
4.00%, 07/15/2028(c)	496,000	491,347
Virgin Media Finance PLC (United Kingdom), 5.00%, 07/15/2030(c)	390,000	378,928
Virgin Media Secured Finance PLC (United Kingdom), 5.50%, 05/15/2029(c)	200,000	207,698
		9,306,620

See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

	Principal Amount	Value
Casinos & Gaming–4.75%
Codere Finance 2 (Luxembourg) S.A. (Spain), 11.63% PIK Rate, 2.00% Cash Rate, 11/30/2027(c)(d)	$248,550	$166,538
Everi Holdings, Inc., 5.00%, 07/15/2029(c)	626,000	626,391
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/2029(c)	637,000	632,350
Mohegan Gaming & Entertainment, 8.00%, 02/01/2026(c)	1,185,000	1,203,000
Scientific Games International, Inc.,
8.63%, 07/01/2025(c)	238,000	253,638
8.25%, 03/15/2026(c)	342,000	360,405
Station Casinos LLC, 4.50%, 02/15/2028(c)	632,000	633,242
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/2029(c)	604,000	591,443
		4,467,007
Construction & Engineering–0.69%
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/2029(c)	632,000	646,081
Consumer Finance–3.27%
Navient Corp.,
7.25%, 09/25/2023	285,000	306,932
5.00%, 03/15/2027	195,000	196,115
5.63%, 08/01/2033	465,000	432,299
OneMain Finance Corp.,
7.13%, 03/15/2026	330,000	371,415
3.88%, 09/15/2028	337,000	325,604
5.38%, 11/15/2029	1,368,000	1,442,385
		3,074,750
Copper–1.34%
First Quantum Minerals Ltd. (Zambia),
7.50%, 04/01/2025(c)	895,000	920,570
6.88%, 03/01/2026(c)	325,000	337,085
		1,257,655
Data Processing & Outsourced Services–0.67%
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(c)	642,000	629,722
Department Stores–1.02%
Macy’s Retail Holdings LLC,
5.88%, 04/01/2029(c)	590,000	629,825
4.50%, 12/15/2034	333,000	328,017
		957,842
Diversified Chemicals–0.66%
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., 5.13%, 04/01/2029(c)	617,000	618,777
Diversified REITs–1.67%
DigitalBridge Group, Inc., Conv., 5.00%, 04/15/2023	310,000	320,277
iStar, Inc.,
4.75%, 10/01/2024	1,013,000	1,048,784
5.50%, 02/15/2026	191,000	197,459
		1,566,520
	Principal Amount	Value
Electric Utilities–2.24%
Talen Energy Supply LLC, 7.63%, 06/01/2028(c)	$915,000	$850,287
Vistra Operations Co. LLC,
5.63%, 02/15/2027(c)	220,000	226,248
5.00%, 07/31/2027(c)	397,000	401,815
4.38%, 05/01/2029(c)	640,000	629,168
		2,107,518
Electrical Components & Equipment–0.94%
EnerSys, 4.38%, 12/15/2027(c)	294,000	303,677
Sensata Technologies B.V., 4.88%, 10/15/2023(c)	549,000	579,023
		882,700
Environmental & Facilities Services–1.53%
Covanta Holding Corp., 5.00%, 09/01/2030	350,000	352,511
Covert Mergeco, Inc., 4.88%, 12/01/2029(c)	155,000	155,963
Waste Pro USA, Inc., 5.50%, 02/15/2026(c)	932,000	924,707
		1,433,181
Fertilizers & Agricultural Chemicals–1.34%
Consolidated Energy Finance S.A. (Switzerland),
6.50%, 05/15/2026(c)	282,000	290,292
5.63%, 10/15/2028(c)	354,000	337,890
OCI N.V. (Netherlands), 4.63%, 10/15/2025(c)	613,000	629,508
		1,257,690
Food Distributors–1.65%
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/2028(c)	927,000	936,914
United Natural Foods, Inc., 6.75%, 10/15/2028(c)	569,000	610,110
		1,547,024
Food Retail–1.98%
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/2029(c)	577,000	617,903
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/2028(c)	594,000	624,419
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc., 4.63%, 03/01/2029(c)	630,000	622,226
		1,864,548
Health Care Facilities–1.64%
Encompass Health Corp., 4.50%, 02/01/2028	612,000	619,279
HCA, Inc.,
5.88%, 02/01/2029	259,000	304,333
3.50%, 09/01/2030	592,000	617,178
		1,540,790
Health Care REITs–1.97%
CTR Partnership L.P./CareTrust Capital Corp., 3.88%, 06/30/2028(c)	642,000	630,348
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

	Principal Amount	Value
Health Care REITs–(continued)
Diversified Healthcare Trust,
4.75%, 05/01/2024	$304,000	$311,138
9.75%, 06/15/2025	23,000	24,891
4.38%, 03/01/2031	942,000	883,214
		1,849,591
Health Care Services–3.24%
Community Health Systems, Inc.,
8.00%, 03/15/2026(c)	584,000	611,036
6.13%, 04/01/2030(c)	636,000	610,570
DaVita, Inc.,
4.63%, 06/01/2030(c)	555,000	549,006
3.75%, 02/15/2031(c)	710,000	659,590
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(c)	599,000	614,550
		3,044,752
Health Care Supplies–0.72%
Mozart Debt Merger Sub, Inc., 3.88%, 04/01/2029(c)	685,000	677,475
Homebuilding–0.99%
Taylor Morrison Communities, Inc., 6.63%, 07/15/2027(c)	887,000	930,920
Hotels, Resorts & Cruise Lines–0.71%
Carnival Corp., 10.50%, 02/01/2026(c)	587,000	670,008
Household Products–0.97%
Prestige Brands, Inc., 3.75%, 04/01/2031(c)	954,000	915,497
Independent Power Producers & Energy Traders–2.04%
Calpine Corp., 3.75%, 03/01/2031(c)	648,000	618,490
Clearway Energy Operating LLC,
4.75%, 03/15/2028(c)	721,000	759,336
3.75%, 02/15/2031(c)	544,000	538,579
		1,916,405
Industrial Machinery–1.39%
EnPro Industries, Inc., 5.75%, 10/15/2026	588,000	614,883
Mueller Water Products, Inc., 4.00%, 06/15/2029(c)	615,000	615,714
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(c)	77,000	76,923
		1,307,520
Integrated Oil & Gas–1.82%
Occidental Petroleum Corp.,
8.50%, 07/15/2027	254,000	308,782
6.13%, 01/01/2031	451,000	526,249
6.20%, 03/15/2040	336,000	399,005
4.10%, 02/15/2047	499,000	476,582
		1,710,618
Integrated Telecommunication Services–2.69%
Altice France S.A. (France),
8.13%, 02/01/2027(c)	288,000	307,502
5.50%, 10/15/2029(c)	385,000	372,276
Iliad Holding S.A.S. (France),
6.50%, 10/15/2026(c)	400,000	409,786
7.00%, 10/15/2028(c)	537,000	549,753
	Principal Amount	Value
Integrated Telecommunication Services–(continued)
Level 3 Financing, Inc., 3.75%, 07/15/2029(c)	$954,000	$887,554
		2,526,871
Interactive Home Entertainment–0.67%
WMG Acquisition Corp., 3.75%, 12/01/2029(c)	638,000	634,223
Interactive Media & Services–2.06%
Audacy Capital Corp., 6.75%, 03/31/2029(c)	924,000	906,190
Scripps Escrow II, Inc.,
3.88%, 01/15/2029(c)	720,000	716,814
5.38%, 01/15/2031(c)	309,000	311,081
		1,934,085
Internet & Direct Marketing Retail–0.30%
QVC, Inc., 5.45%, 08/15/2034	285,000	282,868
Investment Banking & Brokerage–0.99%
NFP Corp.,
4.88%, 08/15/2028(c)	244,000	240,685
6.88%, 08/15/2028(c)	692,000	686,810
		927,495
IT Consulting & Other Services–1.33%
Gartner, Inc.,
4.50%, 07/01/2028(c)	906,000	942,838
3.63%, 06/15/2029(c)	306,000	304,568
		1,247,406
Managed Health Care–0.99%
Centene Corp., 3.00%, 10/15/2030	935,000	934,708
Metal & Glass Containers–1.30%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/2028(c)	629,000	608,158
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 04/30/2025(c)	599,000	617,518
		1,225,676
Movies & Entertainment–0.68%
Cinemark USA, Inc., 5.88%, 03/15/2026(c)	641,000	634,741
Oil & Gas Drilling–4.27%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(c)	637,000	660,461
Nabors Industries, Inc., 7.38%, 05/15/2027(c)	90,000	88,374
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/2026(c)	794,000	790,030
Precision Drilling Corp. (Canada),
7.13%, 01/15/2026(c)	121,000	122,079
6.88%, 01/15/2029(c)	478,000	466,062
Rockies Express Pipeline LLC,
4.80%, 05/15/2030(c)	458,000	475,301
6.88%, 04/15/2040(c)	479,000	535,419
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

	Principal Amount	Value
Oil & Gas Drilling–(continued)
Valaris Ltd.,
12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(c)(d)	$226,000	$234,445
Series 1145, 12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(d)	616,000	639,020
		4,011,191
Oil & Gas Equipment & Services–2.02%
Bristow Group, Inc., 6.88%, 03/01/2028(c)	904,000	913,040
Petrofac Ltd. (United Kingdom), 9.75%, 11/15/2026(c)	279,000	279,709
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	686,000	705,170
		1,897,919
Oil & Gas Exploration & Production–10.87%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(c)	1,732,000	1,835,539
Baytex Energy Corp. (Canada), 8.75%, 04/01/2027(c)	587,000	604,792
Callon Petroleum Co.,
6.13%, 10/01/2024	372,000	358,827
8.00%, 08/01/2028(c)	1,225,000	1,201,437
Civitas Resources, Inc., 5.00%, 10/15/2026(c)	688,000	681,120
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.25%, 05/15/2026	816,000	787,881
8.00%, 01/15/2027	423,000	420,375
7.75%, 02/01/2028	308,000	301,855
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/01/2028(c)	368,000	374,348
5.75%, 02/01/2029(c)	241,000	237,612
Northern Oil and Gas, Inc., 8.13%, 03/01/2028(c)	1,169,000	1,213,515
Rockcliff Energy II LLC, 5.50%, 10/15/2029(c)	638,000	644,967
SM Energy Co.,
5.00%, 01/15/2024	309,000	307,389
6.75%, 09/15/2026	1,145,000	1,150,439
6.63%, 01/15/2027	90,000	90,659
		10,210,755
Oil & Gas Refining & Marketing–0.65%
Weatherford International Ltd., 6.50%, 09/15/2028(c)	593,000	610,055
Oil & Gas Storage & Transportation–3.15%
CNX Midstream Partners L.P., 4.75%, 04/15/2030(c)	643,000	634,249
NGL Energy Partners L.P./NGL Energy Finance Corp., 7.50%, 04/15/2026	474,000	395,245
Oasis Midstream Partners L.P./OMP Finance Corp., 8.00%, 04/01/2029(c)	1,196,000	1,275,552
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 5.50%, 01/15/2028(c)	664,000	649,959
		2,955,005
	Principal Amount	Value
Other Diversified Financial Services–0.68%
Jane Street Group / JSG Finance, Inc., 4.50%, 11/15/2029(c)	$635,000	$634,978
Packaged Foods & Meats–0.96%
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 04/15/2029(c)	826,000	906,283
Paper Products–0.66%
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/2026(c)	601,000	620,950
Pharmaceuticals–2.28%
Bausch Health Americas, Inc., 9.25%, 04/01/2026(c)	372,000	390,187
Bausch Health Cos., Inc.,
9.00%, 12/15/2025(c)	616,000	643,834
5.75%, 08/15/2027(c)	774,000	789,902
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(c)	311,000	314,017
		2,137,940
Research & Consulting Services–0.65%
Dun & Bradstreet Corp. (The),
6.88%, 08/15/2026(c)	438,000	455,060
10.25%, 02/15/2027(c)	145,000	154,633
		609,693
Restaurants–1.34%
Papa John’s International, Inc., 3.88%, 09/15/2029(c)	1,282,000	1,258,065
Retail REITs–0.71%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(c)	634,000	664,400
Security & Alarm Services–0.65%
Brink’s Co. (The),
5.50%, 07/15/2025(c)	70,000	73,017
4.63%, 10/15/2027(c)	530,000	541,763
		614,780
Specialized Consumer Services–2.02%
Carriage Services, Inc., 4.25%, 05/15/2029(c)	952,000	935,087
Terminix Co. LLC (The), 7.45%, 08/15/2027	814,000	962,075
		1,897,162
Specialized REITs–1.34%
SBA Communications Corp., 3.88%, 02/15/2027	1,225,000	1,255,242
Specialty Chemicals–2.17%
Braskem Idesa S.A.P.I. (Mexico),
7.45%, 11/15/2029(c)	263,000	268,786
6.99%, 02/20/2032(c)	352,000	345,569
Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(c)	1,132,000	1,152,234
SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, 11/01/2026(c)	266,000	268,801
		2,035,390
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

	Principal Amount	Value
Steel–0.66%
SunCoke Energy, Inc., 4.88%, 06/30/2029(c)	$639,000	$621,920
Systems Software–2.02%
Camelot Finance S.A., 4.50%, 11/01/2026(c)	1,829,000	1,899,416
Textiles–0.89%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), 7.50%, 05/01/2025(c)	892,000	838,351
Thrifts & Mortgage Finance–0.32%
NMI Holdings, Inc., 7.38%, 06/01/2025(c)	268,000	304,167
Wireless Telecommunication Services–0.66%
Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081(e)	623,000	615,832
Total U.S. Dollar Denominated Bonds & Notes (Cost $113,185,399)		112,749,272
Variable Rate Senior Loan Interests–8.79%(f)(g)
Health Care Equipment–0.73%
Radiology Partners, Inc., First Lien Term Loan B, 4.34% (1 mo. USD LIBOR + 4.25%), 07/09/2025	700,000	691,323
Health Care Services–1.47%
Global Medical Response, Inc., Term Loan, 5.25% (1 mo. USD LIBOR + 4.25%), 10/02/2025	695,742	692,264
Surgery Center Holdings, Inc., Term Loan, 4.50% (1 mo. USD LIBOR + 3.75%), 09/03/2026	695,693	694,002
		1,386,266
Hotels, Resorts & Cruise Lines–0.67%
Four Seasons Hotels Ltd. (Canada), First Lien Term Loan, 2.00% (3 mo. USD LIBOR + 2.00%), 11/30/2023	630,039	626,892
Metal & Glass Containers–0.73%
Flex Acquisition Co., Inc., Incremental Term Loan B, 3.13% (3 mo. USD LIBOR + 3.00%), 06/29/2025	699,150	690,677
Paper Packaging–0.74%
Graham Packaging Co., Inc., Term Loan, 3.75% (1 mo. USD LIBOR + 3.00%), 08/04/2027	701,475	697,287
Paper Products–1.37%
Schweitzer-Mauduit International, Inc. (SWM International), Term Loan B, 4.50% (1 mo. USD LIBOR + 3.75%), 02/23/2028	1,293,425	1,285,885
	Principal Amount		Value
Pharmaceuticals–0.66%
Endo LLC, Term Loan, 5.75% (1 mo. USD LIBOR + 5.00%), 03/10/2028		$631,825	$616,427
Restaurants–1.36%
IRB Holding Corp., First Lien Term Loan B, 4.25% (3 mo. USD LIBOR + 3.25%), 12/01/2027		1,278,834	1,275,637
Specialty Stores–1.06%
PetSmart, Inc., Term Loan, 4.50% (3 mo. USD LIBOR + 3.75%), 02/11/2028		994,840	991,980
Total Variable Rate Senior Loan Interests (Cost $8,296,971)			8,262,374
Non-U.S. Dollar Denominated Bonds & Notes–0.28%(h)
Casinos & Gaming–0.16%
Codere Finance 2 (Luxembourg) S.A. (Spain), 3.00% PIK Rate, 8.00% Cash Rate, 09/30/2023(c)(d)	EUR	135,000	154,634
Textiles–0.12%
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC (China), 5.38%, 05/01/2023(c)	EUR	100,000	107,910
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $276,383)			262,544
	Shares
Common Stocks & Other Equity Interests–0.11%
Oil & Gas Drilling–0.11%
Valaris Ltd. (Cost $65,314)(i)		3,515	109,176
Money Market Funds–1.21%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(j)(k)		396,233	396,233
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(j)(k)		284,292	284,377
Invesco Treasury Portfolio, Institutional Class, 0.01%(j)(k)		452,837	452,837
Total Money Market Funds (Cost $1,133,447)			1,133,447
TOTAL INVESTMENTS IN SECURITIES–130.41% (Cost $122,957,514)			122,516,813
BORROWINGS–(32.52)%			(30,550,000)
OTHER ASSETS LESS LIABILITIES—2.11%			1,977,610
NET ASSETS–100.00%			$93,944,423
Investment Abbreviations:
Conv.	– Convertible
EUR	– Euro
LIBOR	– London Interbank Offered Rate
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $86,317,537, which represented 91.88% of the Trust’s Net Assets.
(d)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(g)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Trust’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(h)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(i)	Non-income producing security.
(j)	Affiliated issuer. The issuer and/or the Trust is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Trust’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2021.

	Value February 28, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,383,651	$15,617,150	$(16,604,568)	$-	$-	$396,233	$220
Invesco Liquid Assets Portfolio, Institutional Class	988,322	11,149,527	(11,853,434)	-	(38)	284,377	69
Invesco Treasury Portfolio, Institutional Class	1,581,315	17,848,171	(18,976,649)	-	-	452,837	92
Total	$3,953,288	$44,614,848	$(47,434,651)	$-	$(38)	$1,133,447	$381

(k)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation
		Deliver		Receive
Currency Risk
02/17/2022	Citibank, N.A.	EUR	240,000	USD	278,844	$6,000

Abbreviations:
EUR	—Euro
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco High Income Trust II

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$112,749,272	$—	$112,749,272
Variable Rate Senior Loan Interests	—	8,262,374	—	8,262,374
Non-U.S. Dollar Denominated Bonds & Notes	—	262,544	—	262,544
Common Stocks & Other Equity Interests	109,176	—	—	109,176
Money Market Funds	1,133,447	—	—	1,133,447
Total Investments in Securities	1,242,623	121,274,190	—	122,516,813
Other Investments - Assets*
Forward Foreign Currency Contracts	—	6,000	—	6,000
Total Investments	$1,242,623	$121,280,190	$—	$122,522,813

*	Unrealized appreciation.
Invesco High Income Trust II